PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING (Tables)	12 Months Ended
Dec. 31, 2023
Private Placement -2 Ppm-2 And Jh Darbie Funding
SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT

As of December 31, 2023, and December 31, 2022, debt recorded under PPM-2, net of debt discounts and including accrued interest, consist of the following amounts:

	December 31, 2023	December 31, 2022
Convertible promissory notes
Subscription agreements - accredited investors	$1,898,468	$-
Total convertible promissory, net of discounts	$1,898,468	$-

SCHEDULE OF FAIR VALUE WARRANTS
Expected Term	2 years
Expected volatility	145.1%-157.5%
Risk-free interest rates	4.94%-5.02%
Dividend	0.00%